File No. 333-49748    CIK #1123021

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 1
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 256
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on February 22, 2002 pursuant to paragraph (b) of Rule 485.



VAN KAMPEN FOCUS PORTFOLIOS, SERIES 256

THE DOW 30 INDEXSM PORTFOLIO, SERIES 11

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST

         Van Kampen Focus Portfolios, Series 256 includes the underlying unit investment trust described above (the "Trust"). The Trust seeks to increase the value of your investment and provide dividend income by investing in a stocks included in the Dow Jones Industrial Average.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS FEBRUARY 22, 2002

                        VAN KAMPEN FOCUS PORTFOLIOS (SM)
                       A DIVISION OF VAN KAMPEN FUNDS INC.



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 256
                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 11
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF DECEMBER 10, 2001
                         SPONSOR: VAN KAMPEN FUNDS INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          (AN AFFILIATE OF THE SPONSOR)
                       EVALUATOR: THE BANK OF NEW YORK (1)
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                          THE DOW 30
                                                                                                           INDEXSM
                                                                                                           PORTFOLIO
                                                                                                       ----------------
GENERAL INFORMATION
Number of Units                                                                                           2,154,835.246
Fractional Undivided Interest in Trust per Unit                                                         1/2,154,835.246
Public Offering Price:
      Aggregate Value of Securities in Portfolio (2)                                                  $   18,838,792.67
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $          8.7426
      Sales charge 4.00% (4.167% of Aggregate Value of Securities excluding
        principal cash) per Unit (4)                                                                  $           .3643

      Public Offering Price per Unit (3)(4)                                                           $          9.1069
Redemption Price per Unit                                                                             $          8.7426
Secondary Market Repurchase Price per Unit                                                            $          8.7426
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .3643

Supervisor's Annual Supervisory Fee         Maximum of $.0025 per Unit
Evaluator's Annual Fee (1)                  Maximum of $.0015 per Unit

Evaluation Time                             Close of the New York Stock Exchange

Initial Date of Deposit                     December 5, 2000
Mandatory Termination Date                  June 6, 2006

   Minimum Termination Value The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Expenses per Unit (1)             $.02277
Estimated Annual Dividends per Unit         $.16137
Trustee's Annual fee                        $.008 per Unit

Record Date            TENTH day of March,June, September and December.
Distribution Date      TWENTY-FIFTH day of March, June, September and December.

--------------------------------------------------------------------------------

(1) Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 23, 2001, The Bank of New York became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, The Bank of New York will receive a fee for its services in an amount equal to $.0015 per Unit. Van Kampen Funds Inc. will continue to provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.001 per Unit and will be included in the Estimated Expenses per Unit in future periods.

(2) Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.

(3) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(4) Commencing December 5, 2002, and on each December 5th, thereafter, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.




                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 11

                              PER UNIT INFORMATION

                                                                                                            2001 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $        9.90
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $        8.13
                                                                                                         -------------
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.02
                                                                                                         -------------
Distributions to Unitholders from Equity Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period)......................................................................................  $      (1.31)
                                                                                                         -------------
Units outstanding at end of period.....................................................................      2,254,936

--------------------------------------------------------------------------------

(1)  For the period from December 5, 2000 (date of deposit) through October 31,
     2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

   TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 256 (THE DOW 30 INDEXSM PORTFOLIO, SERIES 11):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Series 256 (The Dow 30 IndexSM Portfolio, Series 11) as of October 31, 2001 and the related statements of operations and changes in net assets for the period from December 5, 2000 (date of deposit) through October 31, 2001. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 256 (The Dow 30 IndexSM Portfolio, Series 11) as of October 31, 2001 and the results of operations and changes in net assets for the period from December 5, 2000 (date of deposit) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   December 14, 2001




                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 256

                             STATEMENTS OF CONDITION

                                OCTOBER 31, 2001

                                                                                                           THE DOW 30
                                                                                                            INDEXSM
                                                                                                            PORTFOLIO
                                                                                                         ---------------
   Trust property
      Cash                                                                                               $       197,589
      Securities at market value, (cost $20,978,415) (note 1)                                                 18,032,638
      Accumulated dividends                                                                                       15,894
      Receivable for securities sold                                                                             239,690
      Organizational Expense                                                                                          --
                                                                                                         ---------------
                                                                                                         $    18,485,811
                                                                                                         ===============
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                     $            --
      Redemptions payable                                                                                        159,927
      Accrued organizational costs                                                                                    --
      Payable for securities purchased                                                                                --
      Interest to Unitholders                                                                                 18,325,884
                                                                                                         ---------------
                                                                                                         $    18,485,811
                                                                                                         ===============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (2,254,936 Units of fractional undivided interest outstanding)
      Cost to original investors of 2,689,871 Units (note 1)                                             $    27,050,622
        Less initial underwriting commission (note 3)                                                          1,285,441
                                                                                                         ---------------
                                                                                                              25,765,181
        Less redemption of 434,935 Units                                                                       3,803,471
                                                                                                         ---------------
                                                                                                              21,961,710
      Undistributed net investment income
        Net investment income                                                                                    268,628
        Less distributions to Unitholders                                                                         44,786
                                                                                                         ---------------
                                                                                                                 223,842
      Realized gain (loss) on Security sale                                                                     (314,589)
      Unrealized appreciation (depreciation) of Securities (note 2)                                           (2,945,777)
      Distributions to Unitholders of Security sale proceeds                                                      (3,935)
      Deferred sales charge                                                                                     (595,367)
                                                                                                         ---------------
          Net asset value to Unitholders                                                                 $    18,325,884
                                                                                                         ===============
   Net asset value per Unit (2,254,936 Units outstanding)                                                $          8.13
                                                                                                         ===============


        The accompanying notes are an integral part of these statements.


                     THE DOW 30 INDEXSM PORTFOLIO, SERIES 11

                            STATEMENTS OF OPERATIONS

     PERIOD FROM DECEMBER 5, 2000 (DATE OF DEPOSIT) THROUGH OCTOBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Investment income
      Dividend income..................................................................................  $     348,930
      Expenses
         Trustee fees and expenses.....................................................................         24,704
         Evaluator fees................................................................................          3,338
         Organizational fees...........................................................................         49,645
         Supervisory fees..............................................................................          2,615
                                                                                                         -------------
            Total expenses.............................................................................         80,302
                                                                                                         -------------
         Net investment income.........................................................................        268,628
   Realized gain (loss) from Security sale
      Proceeds.........................................................................................      6,520,664
      Cost.............................................................................................      6,835,253
                                                                                                         -------------
         Realized gain (loss)..........................................................................       (314,589)
   Net change in unrealized appreciation (depreciation) of Securities..................................     (2,945,777)
                                                                                                         -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $  (2,991,738)
                                                                                                         -------------

                       STATEMENTS OF CHANGES IN NET ASSETS
             PERIOD FROM DECEMBER 5, 2000 (DATE OF DEPOSIT) THROUGH
                                OCTOBER 31, 2001

                                                                                                              2001
                                                                                                         -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $     268,628
      Realized gain (loss) on Securities sales.........................................................       (314,589)
      Net change in unrealized appreciation (depreciation) of Securities...............................     (2,945,777)
                                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations...............................     (2,991,738)
   Distributions to Unitholders from:
      Net investment income............................................................................        (44,786)
      Security sale or redemption proceeds.............................................................         (3,935)
      Redemption of Units..............................................................................     (3,803,471)
      Deferred sales charge............................................................................       (595,367)
                                                                                                         -------------
         Total increase (decrease).....................................................................     (7,439,297)
   Net asset value to Unitholders
      Beginning of period..............................................................................        144,015
      Additional Securities purchased from the proceeds of Unit Sales..................................     25,621,166
                                                                                                         -------------
      End of period (including undistributed net investment income of $223,842)........................  $  18,325,884
                                                                                                         -------------



        The accompanying notes are an integral part of these statements.





THE DOW 30 INDEXSM PORTFOLIO, SERIES 11                                               PORTFOLIO AS OF OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
         13,749   Alcoa, Incorporated                                                   $   32.2700     $      443,680
-------------------------------------------------------------------------------------------------------------------
         13,749   American Express Company                                                  29.4300            404,633
-------------------------------------------------------------------------------------------------------------------
         13,749   AT&T Corporation                                                          15.2500            209,672
-------------------------------------------------------------------------------------------------------------------
         13,749   Boeing Company                                                            32.6000            448,217
-------------------------------------------------------------------------------------------------------------------
         13,749   Caterpillar, Incorporated                                                 44.7200            614,855
-------------------------------------------------------------------------------------------------------------------
         13,749   Citigroup, Incorporated                                                   45.5200            625,854
-------------------------------------------------------------------------------------------------------------------
         13,749   Coca Cola Company                                                         47.8800            658,302
-------------------------------------------------------------------------------------------------------------------
         13,749   DuPont (E.I.) de Nemours and Company                                      39.9900            549,823
-------------------------------------------------------------------------------------------------------------------
         13,749   Eastman Kodak Company                                                     25.5700            351,562
-------------------------------------------------------------------------------------------------------------------
         13,749   Exxon  Mobil Corporation                                                  39.4500            542,398
-------------------------------------------------------------------------------------------------------------------
         13,749   General Electric Company                                                  36.4100            500,601
-------------------------------------------------------------------------------------------------------------------
         13,749   General Motors Corporation                                                41.3200            568,109
-------------------------------------------------------------------------------------------------------------------
         13,749   Hewlett-Packard Company                                                   16.8300            231,396
-------------------------------------------------------------------------------------------------------------------
         13,749   Home Depot Incorporated                                                   38.2300            525,624
-------------------------------------------------------------------------------------------------------------------
         13,749   Honeywell International                                                   29.5500            406,283
-------------------------------------------------------------------------------------------------------------------
         13,749   Intel Corporation                                                         24.4200            335,751
-------------------------------------------------------------------------------------------------------------------
         13,749   International Business Machines Corporation                              108.0700          1,485,855
-------------------------------------------------------------------------------------------------------------------
         13,749   International Paper Company                                               35.8000            492,214
-------------------------------------------------------------------------------------------------------------------
         13,749   J.P. Morgan Chase & Company                                               35.3600            486,165
-------------------------------------------------------------------------------------------------------------------
         13,749   Johnson & Johnson                                                         57.9100            796,205
-------------------------------------------------------------------------------------------------------------------
         13,749   McDonald's Corporation                                                    26.0700            358,437
-------------------------------------------------------------------------------------------------------------------
         13,749   Merck & Company, Incorporated                                             63.8100            877,324
-------------------------------------------------------------------------------------------------------------------
         13,749   Microsoft Corporation                                                     58.1500            799,504
-------------------------------------------------------------------------------------------------------------------
         13,749   Minnesota Mining and Manufacturing Company                               104.3800          1,435,121
-------------------------------------------------------------------------------------------------------------------
         13,749   Philip Morris Companies, Incorporated                                     46.8000            643,453
-------------------------------------------------------------------------------------------------------------------
         13,749   Proctor & Gamble Company                                                  73.7800          1,014,401
-------------------------------------------------------------------------------------------------------------------
         13,749   SBC Communications                                                        38.1100            523,974
-------------------------------------------------------------------------------------------------------------------
         13,749   United Technologies Corporation                                           53.8900            740,932
-------------------------------------------------------------------------------------------------------------------
         13,749   Wal-Mart Stores, Incorporated                                             51.4000            706,699
-------------------------------------------------------------------------------------------------------------------
         13,749   Walt Disney Company                                                       18.5900            255,594
---------------                                                                                         ---------------
        412,470                                                                                         $   18,032,638
===============                                                                                         ===============


-------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.




                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 256

                          NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 2001

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued at the last closing sales price or, if no such price exists, at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based on the closing sale prices or, if no such price exists, the closing asked prices. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e. , the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Distributions to Unitholders of such Trust's taxable income will be taxable as ordinary or capital income to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   New Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for Investment Companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively and are effective for fiscal years beginning after December 15, 2000. Amortization of premium or discount on debt securities will result in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. The trustee and the sponsor believe that the adoption of the provisions in the guide will not have a material impact on the financial statements of the trust.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at October 31, 2001 is as follows:

   Unrealized Appreciation       $       276,718
   Unrealized Depreciation           (3,222,495)
                                 ----------------
                                 $   (2,945,777)
                                 ================
NOTE 3- OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities. Effective December 5, commencing December 5, 2002, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives and annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

   During the period ended October 31, 2001, 434,935 Units were presented for redemption.




                                   VAN KAMPEN
                             INFORMATION SUPPLEMENT


                            THE DOW 30SM INDEX TRUST
                          THE DOW 30SM INDEX PORTFOLIO
                       THE DOW 30SM INDEX & TREASURY TRUST

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                   PAGE

                           Risk Factors               2
                           The Trusts                 2
                           Sponsor Information        2
                           Trustee Information        3
                           Trust Termination          4

RISK FACTORS

     PRICE VOLATILITY. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Trusts hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     LIQUIDITY. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

THE TRUSTS

    In seeking the Trusts' objectives, the Sponsor considered the ability of the Securities to outpace inflation. While inflation is currently relatively low, the United States has historically experienced periods of double-digit inflation. While the prices of securities will fluctuate, over time securities have outperformed the rate of inflation, and other less risky investments, such as government bonds and U.S. Treasury bills. Past performance is, however, no guarantee of future results.

    Investors should note that the selection criteria were applied to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Trust, such Security will not as a result thereof be removed from a Trust portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trusts. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Sponsor is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

     Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Van Kampen is one of the nation's largest investment management companies, with more than $76 billion in assets under management or supervision as of September 30, 2001. With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. (This paragraph relates only to the Sponsor and not to your Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

    If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

    The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

    The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolios.

    In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for each Trust. Such records shall include the name and address of, and the number of Units of each Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

    Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

    Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

    A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

    Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders with less than 1,000 Units, Unitholders in a Trust with 1,000 or more Units not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

    Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                   VAN KAMPEN
                             INFORMATION SUPPLEMENT


                            THE DOW 30SM INDEX TRUST
                          THE DOW 30SM INDEX PORTFOLIO
                       THE DOW 30SM INDEX & TREASURY TRUST

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     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                   PAGE

                           Risk Factors               2
                           The Trusts                 2
                           Sponsor Information        2
                           Trustee Information        3
                           Trust Termination          4

RISK FACTORS

     PRICE VOLATILITY. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Trusts hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     LIQUIDITY. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

THE TRUSTS

    In seeking the Trusts' objectives, the Sponsor considered the ability of the Securities to outpace inflation. While inflation is currently relatively low, the United States has historically experienced periods of double-digit inflation. While the prices of securities will fluctuate, over time securities have outperformed the rate of inflation, and other less risky investments, such as government bonds and U.S. Treasury bills. Past performance is, however, no guarantee of future results.

    Investors should note that the selection criteria were applied to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Trust, such Security will not as a result thereof be removed from a Trust portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trusts. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Sponsor is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

     Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Van Kampen is one of the nation's largest investment management companies, with more than $76 billion in assets under management or supervision as of September 30, 2001. With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $163,449,658 (unaudited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. (This paragraph relates only to the Sponsor and not to your Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

    If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

    The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

    The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolios.

    In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for each Trust. Such records shall include the name and address of, and the number of Units of each Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

    Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

    Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

    A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

    Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning 1,000 or more Units to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders with less than 1,000 Units, Unitholders in a Trust with 1,000 or more Units not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

    Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.





                                                                       EMSPRO256



                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 256, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 22nd day of February, 2002.

                                         VAN KAMPEN FOCUS PORTFOLIOS, SERIES 256
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 22, 2002 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman, Chief Executive Officer                  )
                         Managing Director and Director                     )

John H. Zimmermann III   President, Managing Director and Director          )

Michael H. Santo         Chief Operating Officer, Managing                  )
                         Director and Director                              )

A. Thomas Smith III      Director                                           )

                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.